UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85706
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85706
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: July 31, 2016
Date of reporting period: October 31, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
October 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (98.20%)
CONSUMER DISCRETIONARY – (19.62%)
Automobiles & Components – (1.30%)
Johnson Controls, Inc.	4,210,211	$190,217,333
Consumer Durables & Apparel – (1.35%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	1,777,388	152,483,689
Hunter Douglas N.V. (Netherlands)	1,112,083	46,164,566
		198,648,255
Consumer Services – (2.00%)
Las Vegas Sands Corp.	5,930,187	293,603,558
Media – (2.61%)
Liberty Global PLC, LiLAC Class C *	446,364	17,256,432
Liberty Global PLC, Series C *	8,588,446	366,211,338
		383,467,770
Retailing – (12.36%)
Advance Auto Parts, Inc.	467,934	92,852,144
Amazon.com, Inc. *	1,607,709	1,006,265,063
CarMax, Inc. *	6,313,304	372,548,069
Liberty Interactive Corp., Liberty Ventures, Series A *	1,102,650	48,042,461
Liberty Interactive Corp., QVC Group, Series A *	1,955,641	53,525,894
Liberty TripAdvisor Holdings Inc., Series A *	632,054	19,713,764
Priceline Group Inc. *	152,503	221,775,963
		1,814,723,358
	Total Consumer Discretionary	2,880,660,274
CONSUMER STAPLES – (2.59%)
Food & Staples Retailing – (1.08%)
Costco Wholesale Corp.	1,005,033	158,915,818
Food, Beverage & Tobacco – (1.51%)
Diageo PLC (United Kingdom)	4,213,934	122,031,073
Heineken Holding N.V. (Netherlands)	1,235,794	99,107,586
		221,138,659
	Total Consumer Staples	380,054,477
ENERGY – (6.74%)
Apache Corp.	2,596,486	122,372,385
Cabot Oil & Gas Corp.	12,774,539	277,335,242
Encana Corp. (Canada)	30,560,689	233,178,057
EOG Resources, Inc.	755,922	64,895,904
Occidental Petroleum Corp.	3,293,608	245,505,540
Ultra Petroleum Corp. *(a)	8,474,482	46,440,161
	Total Energy	989,727,289
FINANCIALS – (31.36%)
Banks – (12.06%)
Citizens Financial Group Inc.	6,842,239	166,266,408
JPMorgan Chase & Co.	9,745,560	626,152,230
Standard Chartered PLC (United Kingdom)	9,879,304	109,868,700
Wells Fargo & Co.	16,036,805	868,232,623
		1,770,519,961
Diversified Financials – (16.76%)
Capital Markets – (5.18%)
Bank of New York Mellon Corp.	12,392,586	516,151,207

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Capital Markets – (Continued)
Charles Schwab Corp.	8,030,631	$245,094,858
		761,246,065
Consumer Finance – (5.26%)
American Express Co.	8,397,021	615,165,759
Capital One Financial Corp.	1,982,291	156,402,760
		771,568,519
Diversified Financial Services – (6.32%)
Berkshire Hathaway Inc., Class A *	2,862	585,553,752
Moody's Corp.	1,000,902	96,246,736
Visa Inc., Class A	3,176,091	246,401,140
		928,201,628
		2,461,016,212
Insurance – (2.54%)
Multi-line Insurance – (0.95%)
Fairfax Financial Holdings Ltd. (Canada)	31,337	15,558,820
Loews Corp.	3,387,680	123,514,813
		139,073,633
Property & Casualty Insurance – (1.59%)
ACE Ltd.	1,454,176	165,107,143
Markel Corp. *	79,848	69,308,064
		234,415,207
		373,488,840
	Total Financials	4,605,025,013
HEALTH CARE – (8.28%)
Health Care Equipment & Services – (6.92%)
Express Scripts Holding Co. *	5,486,365	473,912,209
Laboratory Corp. of America Holdings *	1,024,556	125,754,004
Quest Diagnostics Inc.	2,291,472	155,705,522
UnitedHealth Group Inc.	2,210,822	260,390,615
		1,015,762,350
Pharmaceuticals, Biotechnology & Life Sciences – (1.36%)
Valeant Pharmaceuticals International, Inc. (Canada)*	2,134,537	200,155,534
	Total Health Care	1,215,917,884
INDUSTRIALS – (5.61%)
Capital Goods – (4.75%)
Orascom Construction Ltd. (United Arab Emirates)*	3,255,121	32,551,210
PACCAR Inc.	2,678,531	141,024,657
Schneider Electric SE (France)	885,982	53,662,813
United Technologies Corp.	4,771,273	469,540,976
		696,779,656
Transportation – (0.86%)
Kuehne + Nagel International AG (Switzerland)	816,648	113,270,717
Wesco Aircraft Holdings, Inc. *	1,105,221	13,771,054
		127,041,771
	Total Industrials	823,821,427

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2015 (Unaudited)

	Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (15.05%)
Semiconductors & Semiconductor Equipment – (1.64%)
Texas Instruments Inc.	4,242,755	$240,649,064
Software & Services – (13.41%)
Alphabet Inc., Class A *	454,427	335,089,925
Alphabet Inc., Class C *	761,884	541,554,766
ASAC II L.P., *(b)	247,000,000	605,248,800
Microsoft Corp.	3,455,090	181,875,938
Oracle Corp.	3,869,105	150,276,038
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	1,799,169	102,714,558
SouFun Holdings Ltd., Class A, ADR (China)	7,286,742	51,517,266
		1,968,277,291
	Total Information Technology	2,208,926,355
MATERIALS – (8.95%)
Ecolab Inc.	1,612,112	194,017,679
LafargeHolcim Ltd. (Switzerland)*	4,174,209	235,842,946
Monsanto Co.	4,465,608	416,283,978
OCI N.V. (Netherlands)*	6,330,775	179,088,155
Praxair, Inc.	2,601,331	288,981,861
	Total Materials	1,314,214,619
TOTAL COMMON STOCK – (Identified cost $9,400,048,919)		14,418,347,338
PREFERRED STOCK – (0.88%)
INFORMATION TECHNOLOGY – (0.88%)
Software & Services – (0.88%)
Didi Kuaidi Joint Co., Series A-17 (China)*(b)	4,288,797	128,685,783
TOTAL PREFERRED STOCK – (Identified cost $118,801,658)		128,685,783
SHORT-TERM INVESTMENTS – (0.59%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.10%, 11/02/15, dated 10/30/15, repurchase value of $29,158,243 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.375%-3.00%, 08/31/16-08/15/24, total market value $29,741,160)	$29,158,000	29,158,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.08%, 11/02/15, dated 10/30/15, repurchase value of $28,525,190 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.466%-6.00%, 05/01/24-09/20/65, total market value $29,095,500)	28,525,000	28,525,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.10%, 11/02/15, dated 10/30/15, repurchase value of $28,585,238 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.50%, 04/01/18-10/01/45, total market value $29,095,500)	28,525,000	28,525,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $86,208,000)		86,208,000

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2015 (Unaudited)

	Total Investments – (99.67%) – (Identified cost $9,605,058,577) – (c)				$14,633,241,121
	Other Assets Less Liabilities – (0.33%)				48,693,432
	Net Assets – (100.00%)				$14,681,934,553

ADR: American Depositary Receipt

*				Non-Income producing security.

(a)
Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2015. The aggregate fair value of the securities of affiliated companies held by the Fund as of October 31, 2015, amounts to $46,440,161. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares July 31, 2015	Gross Additions	Gross Reductions (1)	Shares October 31, 2015	Dividend Income
Ultra Petroleum Corp.	10,431,297	–	1,956,815	8,474,482	$–

(1) Gross reductions partially due from in-kind redemptions.

(b)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale.  They are fair valued under methods approved by the Board of Directors.  The aggregate value of restricted securities amounted to $733,934,583 or 5.00% of the Fund's net assets as of October 31, 2015.

(c)				Aggregate cost for federal income tax purposes is $9,604,988,253. At October 31, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation				$6,006,534,108
	Unrealized depreciation				(978,281,240)
	Net unrealized appreciation				$5,028,252,868

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities at the last sale price or initially at cost (excluding commissions) and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index reflecting the company's industry, or changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions. The Fund may price partnerships by calculating the liquidation value of the investment on a daily basis using the closing price of the underlying stock and a waterfall schedule, which apportions the value of the partnership's interests based on the value of the net assets of the investment. A liquidity discount is then applied to the liquidation value.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2015 (Unaudited)

Security Valuation - (Continued)

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if they were to sell the security.

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$2,880,660,274	$–	$–	$2,880,660,274
Consumer Staples	380,054,477	–	–	380,054,477
Energy	989,727,289	–	–	989,727,289
Financials	4,605,025,013	–	–	4,605,025,013
Health Care	1,215,917,884	–	–	1,215,917,884
Industrials	823,821,427	–	–	823,821,427
Information Technology	1,603,677,555	–	733,934,583	2,337,612,138
Materials	1,314,214,619	–	–	1,314,214,619
Short-term securities	–	86,208,000	–	86,208,000
Total Investments	$13,813,098,538	$86,208,000	$733,934,583	$14,633,241,121

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended October 31, 2015.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended October 31, 2015:

Investment Securities:
Beginning balance	$553,286,379
Increase in unrealized appreciation	220,648,204
Ending balance	$773,934,583

Increase in unrealized appreciation during the period on Level 3 securities still held at October 31, 2015.	$220,648,204

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2015 (Unaudited)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Fair Value at	Valuation	Unobservable
Investments at Value	October 31, 2015	Technique	Input	Amount
Equity securities	$605,248,800	Liquidation proceeds/Waterfall methodology based on underlying investment value, then applying liquidity discount	Discount rate	7.40%

	128,685,783	Transaction price adjusted by daily movement of securities index	–	–

The significant unobservable input used above in the fair value measurement of certain equity securities is the discount rate, which, if changed, would affect the fair value of the Fund's investment. An increase in the discount rate would result in a decrease in the fair value of the investment.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND	Schedule of Investments
October 31, 2015 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (85.92%)
CONSUMER DISCRETIONARY – (22.92%)
Automobiles & Components – (0.56%)
Johnson Controls, Inc.	6,840	$309,031
Consumer Durables & Apparel – (3.07%)
Jarden Corp. *	16,500	739,200
NIKE, Inc., Class B	7,210	944,726
		1,683,926
Consumer Services – (2.61%)
Las Vegas Sands Corp.	28,980	1,434,800
Media – (6.57%)
Cable One, Inc.	530	229,723
Liberty Global PLC, LiLAC Class C *	2,063	79,756
Liberty Global PLC, Series C *	41,270	1,759,753
Time Warner Cable Inc.	8,110	1,536,034
		3,605,266
Retailing – (10.11%)
Advance Auto Parts, Inc.	6,210	1,232,250
Amazon.com, Inc. *	1,588	993,929
JD.com Inc., Class A, ADR (China)*	10,150	280,343
Liberty Interactive Corp., Liberty Ventures, Series A *	17,980	783,389
Lowe's Cos, Inc.	1,430	105,577
Party City Holdco Inc. *	19,470	308,210
Priceline Group Inc. *	370	538,069
Tiffany & Co.	5,000	412,200
TJX Cos, Inc.	8,990	657,978
Vipshop Holdings Ltd., Class A, ADR (China)*	11,500	235,980
		5,547,925
	Total Consumer Discretionary	12,580,948
CONSUMER STAPLES – (2.73%)
Food, Beverage & Tobacco – (0.66%)
Nestle S.A. (Switzerland)	4,765	364,443
Household & Personal Products – (2.07%)
Colgate-Palmolive Co.	17,090	1,133,922
	Total Consumer Staples	1,498,365
ENERGY – (0.77%)
Boardwalk Pipeline Partners, L.P.	22,090	283,194
Halliburton Co.	1,055	40,491
Transocean Ltd. (Switzerland)	6,255	99,016
	Total Energy	422,701
FINANCIALS – (16.95%)
Banks – (4.32%)
Citizens Financial Group Inc.	11,680	283,824
JPMorgan Chase & Co.	12,670	814,048
Standard Chartered PLC (United Kingdom)	34,930	388,460
U.S. Bancorp	20,925	882,616
		2,368,948
Diversified Financials – (7.01%)
Capital Markets – (3.49%)
Bank of New York Mellon Corp.	21,780	907,137
Brookfield Asset Management Inc., Class A (Canada)	10,500	367,185

1

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Capital Markets – (Continued)
Franklin Resources, Inc.	7,000	$285,320
Goldman Sachs Group, Inc.	1,890	354,375
		1,914,017
Diversified Financial Services – (3.52%)
Berkshire Hathaway Inc., Class A *	4	818,384
Berkshire Hathaway Inc., Class B *	2,915	396,498
Visa Inc., Class A	9,280	719,943
		1,934,825
		3,848,842
Insurance – (5.62%)
Multi-line Insurance – (2.53%)
Fairfax Financial Holdings Ltd. (Canada)	760	377,340
Loews Corp.	27,770	1,012,494
		1,389,834
Property & Casualty Insurance – (1.79%)
ACE Ltd.	4,000	454,160
Progressive Corp.	7,350	243,506
W. R. Berkley Corp.	5,080	283,616
		981,282
Reinsurance – (1.30%)
Everest Re Group, Ltd.	4,000	711,880
		3,082,996
	Total Financials	9,300,786
HEALTH CARE – (8.04%)
Health Care Equipment & Services – (5.46%)
Diagnosticos da America S.A. (Brazil)	47,510	110,750
Express Scripts Holding Co. *	8,855	764,895
Laboratory Corp. of America Holdings *	5,305	651,136
Quest Diagnostics Inc.	10,550	716,872
UnitedHealth Group Inc.	6,420	756,148
		2,999,801
Pharmaceuticals, Biotechnology & Life Sciences – (2.58%)
Agilent Technologies, Inc.	9,190	347,015
Allergan PLC *	1,895	584,551
Valeant Pharmaceuticals International, Inc. (Canada)*	5,155	483,384
		1,414,950
	Total Health Care	4,414,751
INDUSTRIALS – (7.54%)
Capital Goods – (5.26%)
Brenntag AG (Germany)	8,635	521,777
Precision Castparts Corp.	1,320	304,669
Rockwell Automation, Inc.	2,635	287,636
Schneider Electric SE (France)	6,265	379,463
Textron Inc.	4,610	194,404
United Technologies Corp.	9,700	954,577
W.W. Grainger, Inc.	1,160	243,600
		2,886,126

2

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2015 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (2.28%)
Experian PLC (United Kingdom)	40,985	$700,062
Republic Services, Inc.	12,630	552,436
		1,252,498
	Total Industrials	4,138,624
INFORMATION TECHNOLOGY – (19.03%)
Semiconductors & Semiconductor Equipment – (6.22%)
Applied Materials, Inc.	51,990	871,873
First Solar, Inc. *	4,030	229,992
Intel Corp.	20,270	686,342
Texas Instruments Inc.	28,650	1,625,028
		3,413,235
Software & Services – (11.07%)
Baidu, Inc., Class A, ADR (China)*	1,370	256,834
MasterCard, Inc., Class A	15,300	1,514,547
Microsoft Corp.	24,210	1,274,414
Oracle Corp.	31,645	1,229,092
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	4,220	240,920
salesforce.com, inc. *	7,220	561,066
SAP SE, ADR (Germany)	12,730	1,001,978
		6,078,851
Technology Hardware & Equipment – (1.74%)
Apple Inc.	3,290	393,155
Hewlett-Packard Co.	20,830	561,577
		954,732
	Total Information Technology	10,446,818
MATERIALS – (7.94%)
Cemex S.A.B. de C.V., ADR (Mexico)*	23,540	148,537
Ecolab Inc.	3,975	478,391
LafargeHolcim Ltd. (Switzerland)*	13,438	759,248
Monsanto Co.	11,960	1,114,911
Praxair, Inc.	7,565	840,396
Sherwin-Williams Co.	3,810	1,016,622
	Total Materials	4,358,105
TOTAL COMMON STOCK – (Identified cost $37,602,122)		47,161,098
SHORT-TERM INVESTMENTS – (14.07%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.10%, 11/02/15, dated 10/30/15, repurchase value of $2,611,022 (collateralized by: U.S. Government agency obligations in a pooled cash account, 2.375%-3.00%, 08/31/16-08/15/24, total market value $2,663,220)	$2,611,000	2,611,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.08%, 11/02/15, dated 10/30/15, repurchase value of $2,555,017 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.482%-6.00%, 08/15/23-03/20/65, total market value $2,606,100)	2,555,000	2,555,000

3

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2015 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.10%, 11/02/15, dated 10/30/15, repurchase value of $2,555,021 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%-4.50%, 11/01/18-10/01/45, total market value $2,606,100)	$2,555,000	$2,555,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $7,721,000)		7,721,000
		Total Investments – (99.99%) – (Identified cost $45,323,122) – (a)	54,882,098
		Other Assets Less Liabilities – (0.01%)	4,817
		Net Assets – (100.00%)	$54,886,915

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $45,313,751. At October 31, 2015 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$11,483,769
		Unrealized depreciation	(1,915,422)
		Net unrealized appreciation	$9,568,347

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

4

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
October 31, 2015 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

The following is a summary of the inputs used as of October 31, 2015 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$12,580,948	$–	$–	$12,580,948
Consumer Staples	1,498,365	–	–	1,498,365
Energy	422,701	–	–	422,701
Financials	9,300,786	–	–	9,300,786
Health Care	4,414,751	–	–	4,414,751
Industrials	4,138,624	–	–	4,138,624
Information Technology	10,446,818	–	–	10,446,818
Materials	4,358,105	–	–	4,358,105
Short-term securities	–	7,721,000	–	7,721,000
Total Investments	$47,161,098	$7,721,000	$–	$54,882,098

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended October 31, 2015.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

5

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: December 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: December 30, 2015

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: December 30, 2015